UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4084

Hawaiian Tax-Free Trust
(Exact name of Registrant as specified in charter)

380 Madison Avenue
New York, New York 10017
(Address of principal executive offices)  (Zip code)

Joseph P. DiMaggio
380 Madison Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 3/31/12

Date of reporting period: 9/30/12

FORM N-CSRS

ITEM 1.	REPORTS TO STOCKHOLDERS

Semi-Annual Report
September 30, 2012

HAWAIIAN TAX-FREE TRUST
A tax-free income investment

Serving Hawaii Investors For More Than 25 Years Hawaiian Tax-Free Trust “Research Matters”

November, 2012

Dear Fellow Shareholder:

     While we didn’t necessarily coin the phrases, “Invest in what you know” or “If you don’t understand it, don’t buy it,” these concepts are certainly not new to Hawaiian Tax-Free Trust and the Aquila Group of Funds. In fact, they have been at the very core of our investment philosophy since day one.

     Our country’s currently volatile economic environment makes these adages ring true louder than ever.

     The value provided by professional investment managers, such as those at Hawaiian Tax-Free Trust, who conduct initial research and provide on-going surveillance of issuers and individual bonds as markets develop and credit conditions change, has become increasingly important.

     Over the past year or so, you may have read or heard about problems being experienced by certain municipalities – including growing concerns over budget shortfalls, infrastructure demands, pension funding, and high unemployment.

     Even when concerns such as these don’t make the mainstream newspapers, it is in your best interest that your Trust’s investment team makes every effort to know about each and every little hiccup. And, since each municipality has its own distinct nuances, we feel it is vital to have a local presence.

     Local investment management and research enables us to monitor the local economy, issuers in the state, and policy decisions that will impact issuers, while we conduct research on issues held by the Trust. The research conducted prior to investing in a bond, and ongoing credit monitoring, make it possible to evaluate both the risk associated with an individual bond, and the adequacy of the compensation provided for that risk.

     Hawaiian Tax-Free Trust specifically benefits from its collective team of local Trustees and advisory (portfolio management and credit) Trust Officers who seek to be intimately aware of any potential challenges facing the citizens of Hawaii throughout the state.

     They know the ups and downs that affect you, our shareholders, because they too are affected. Your local representatives are also your friends, neighbors and co-workers.

     They hear the same discussions at little league games and pot luck dinners. They read the same small and big town newspapers that you do, shop in the same supermarkets and gas up at the same pumps.

NOT A PART OF THE SEMI-ANNUAL REPORT

     They, like you, are Hawaii residents.

     As you know, by prospectus, Hawaiian Tax-Free Trust may only invest in investment grade securities. These higher rated securities are intended to indicate those municipal issues which have not only sufficient, but significant, cash flow strength in order to pay interest when due and to redeem the bonds at maturity. Nonetheless, we firmly believe in the importance of looking beyond credit ratings.

     We invest in an issue based on our initial research, and we conduct frequent credit monitoring in order to evaluate the financial condition of the issuer. We devote significant resources to understanding the financial condition of issuers in Hawaii, the financing details of individual issues, and how payments of principal and interest on those issues are secured. We monitor the difficult, but necessary, steps being taken to balance budgets within the state. Based on the research we conduct, we select the bonds held in the Trust’s portfolio and decide whether or not to continue holding issues already in the portfolio.

     The Aquila Group of Funds has been managing the assets of Hawaii investors for over 25 years. Our long history in the Hawaii market, the knowledge and experience of the Trust’s portfolio management team, and the research conducted on bonds held in Hawaiian Tax-Free Trust continue to provide shareholders with the benefits of local, professional investment management.

Sincerely,

Diana P. Herrmann, Vice Chair and President

Consideration should be given to the risks of investing, including: potential loss of value, market risk, interest rate risk, credit risk, and geographic concentration. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For certain investors, some dividends may be subject to Federal and state taxes, including the Alternative Minimum Tax (AMT).

NOT A PART OF THE SEMI-ANNUAL REPORT

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2012 (unaudited)

Principal		Rating
Amount	Municipal Bonds (94.6%)	Moody’s/S&P	Value

	General Obligation Bonds (51.7%)

	City and County of Honolulu, Hawaii
$8,270,000	5.000%, 07/01/21 NPFG/ FGIC Insured
	Series E	Aa1/NR***	$9,222,869
7,720,000	5.000%, 07/01/21 NPFG/ FGIC Insured
	Series F	Aa1/NR***	8,609,498
1,000,000	5.000%, 07/01/22 NPFG/ FGIC Insured
	Series F	Aa1/NR***	1,115,220
	City and County of Honolulu, Hawaii
	Series B
8,500,000	5.000%, 07/01/17 NPFG Insured	Aa1/NR***	9,160,365
	City and County of Honolulu, Hawaii,
	Board of Water Supply System,
	Refunding Series A
3,010,000	4.750%, 07/01/31 NPFG Insured	Aa2/AA	3,284,331
	City and County of Honolulu, Hawaii,
	Series A
3,000,000	5.000%, 07/01/29 AGM Insured	Aa1/AA-	3,476,070
	City and County of Honolulu, Hawaii,
	Series A
3,025,000	5.750%, 04/01/13 FGIC TCRS Insured	Aa1/NR	3,108,248
	City and County of Honolulu, Hawaii,
	Series A
5,000,000	5.000%, 07/01/21 NPFG Insured	Aa1/NR***	5,576,100
5,000,000	5.000%, 07/01/22 NPFG Insured	Aa1/NR***	5,568,850
12,000,000	5.000%, 07/01/28 NPFG Insured	Aa1/NR***	13,206,720
	City and County of Honolulu, Hawaii,
	Series A
7,000,000	5.000%, 07/01/29 NPFG Insured	Aa1/NR***	7,691,950
	City and County of Honolulu, Hawaii,
	Series A, Refunding
2,000,000	5.250%, 04/01/17	Aa1/NR***	2,390,180
5,000,000	5.000%, 04/01/19	Aa1/NR***	6,145,100
3,930,000	5.000%, 04/01/20	Aa1/NR***	4,770,038
	City and County of Honolulu, Hawaii
	Refunding, Series A
8,105,000	5.000%, 07/01/27 NPFG Insured	Aa1/NR***	8,677,294

1 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2012 (unaudited)

Principal		Rating
Amount	General Obligation Bonds (continued)	Moody’s/S&P	Value

	City and County of Honolulu, Hawaii,
	Series A 1994, ETM, Collateral: U.S.
	Government Securities
$775,000	5.750%, 04/01/13 FGIC/ TCRS Insured	Aa1/NR	$796,204
	City and County of Honolulu, Hawaii,
	Series A 2003, Unrefunded Portion
425,000	5.250%, 03/01/15 NPFG Insured	Aa1/NR***	433,351
670,000	5.250%, 03/01/17 NPFG Insured	Aa1/NR***	683,132
285,000	5.250%, 03/01/18 NPFG Insured	Aa1/NR***	290,672
	City and County of Honolulu, Hawaii,
	Series A, Prerefunded to 03/01/13
	@100, Collateral: U.S. Government
	Securities
3,205,000	5.250%, 03/01/15 NPFG Insured	NR/AA+	3,271,343
4,110,000	5.250%, 03/01/17 NPFG Insured	NR/AA+	4,195,077
1,715,000	5.250%, 03/01/18 NPFG Insured	NR/AA+	1,750,501
	City and County of Honolulu, Hawaii
	Refunding, Series B
5,000,000	5.000%, 12/01/30	Aa1/NR***	5,925,600
3,000,000	5.000%, 12/01/33	Aa1/NR***	3,504,660
5,000,000	4.750%, 12/01/35	Aa1/NR***	5,609,800
	City and County of Honolulu, Hawaii,
	Series B, ETM
800,000	5.250%, 10/01/12	Aaa/NR	800,102
	City and County of Honolulu, Hawaii,
	Series C
6,740,000	5.000%, 07/01/18 NPFG Insured	Aa1/NR***	7,545,969
	City and County of Honolulu, Hawaii,
	Series D
2,595,000	5.000%, 07/01/22 AGM - CR NPFG
	Insured	Aa1/AA-	2,890,233
	City and County of Honolulu, Hawaii,
	Series D
3,750,000	5.000%, 07/01/19 NPFG Insured	Aa1/NR***	4,191,863
6,080,000	5.000%, 07/01/21 NPFG Insured	Aa1/NR***	6,780,538

2 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2012 (unaudited)

Principal		Rating
Amount	General Obligation Bonds (continued)	Moody’s/S&P	Value

	City and County of Honolulu, Hawaii
	Series D (continued)
$3,500,000	5.250%, 09/01/26	Aa1/NR***	$4,245,850
3,820,000	5.250%, 09/01/27	Aa1/NR***	4,614,827
7,390,000	5.250%, 09/01/28	Aa1/NR***	8,901,181
8,585,000	5.250%, 09/01/30	Aa1/NR***	10,328,270
9,105,000	5.250%, 09/01/31	Aa1/NR***	10,908,518
	City and County of Honolulu, Hawaii
	Series F
5,000,000	5.000%, 09/01/19	Aa1/NR***	6,215,200
5,000,000	5.000%, 09/01/20	Aa1/NR***	6,115,350
	City and County of Honolulu, Hawaii
	Refunding, Series F
1,500,000	5.000%, 07/01/28 NPFG/ FGIC
	Insured	Aa1/NR***	1,650,840
	City and County of Honolulu, Hawaii,
	Series F
1,000,000	5.250%, 07/01/19 NPFG/ FGIC
	Insured	Aa1/NR***	1,124,620
5,335,000	5.250%, 07/01/20 NPFG/ FGIC
	Insured	Aa1/NR***	5,988,964
	City and County of Honolulu, Hawaii
	Refunding & Improvement, Series B,
	ETM
630,000	5.000%, 10/01/13	Aaa/NR	659,831
	City and County of Honolulu, Hawaii,
	Water Utility Refunding and
	Improvement, ETM, Collateral: U.S.
	Government Securities
1,125,000	6.000%, 12/01/12 FGIC/ TCRS
	Insured	Aa1/NR	1,135,552
1,050,000	6.000%, 12/01/15 FGIC/ TCRS
	Insured	Aa1/NR	1,232,700
	County of Hawaii
1,890,000	5.500%, 07/15/22	Aa2/AA-	2,260,931
2,245,000	5.500%, 07/15/23	Aa2/AA-	2,669,350
1,990,000	5.750%, 07/15/24	Aa2/AA-	2,383,542
2,370,000	5.750%, 07/15/25	Aa2/AA-	2,828,737
3,585,000	6.000%, 07/15/27	Aa2/AA-	4,340,360

3 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2012 (unaudited)

Principal		Rating
Amount	General Obligation Bonds (continued)	Moody’s/S&P	Value

	County of Hawaii
$2,010,000	5.250%, 07/15/21 NPFG Insured	Aa2/AA-	$2,175,523
	County of Hawaii, Series A
1,650,000	5.000%, 03/01/19	Aa2/AA-	2,023,213
2,870,000	5.000%, 03/01/29	Aa2/AA-	3,358,933
1,085,000	5.000%, 03/01/30	Aa2/AA-	1,265,045
	County of Hawaii, Series A
2,000,000	5.000%, 07/15/17 AMBAC Insured	Aa2/AA-	2,375,800
	County of Hawaii, Series A
1,000,000	5.000%, 07/15/16 AGM Insured	Aa2/AA-	1,036,820
2,000,000	5.000%, 07/15/17 AGM Insured	Aa2/AA-	2,073,960
1,000,000	5.000%, 07/15/18 AGM Insured	Aa2/AA-	1,037,140
1,500,000	5.000%, 07/15/19 AGM Insured	Aa2/AA-	1,554,990
	County of Hawaii, Series A
1,850,000	5.000%, 07/15/20 AGC Insured	Aa2/AA-	2,088,705
	County of Hawaii, Series A
1,000,000	5.600%, 05/01/13 NPFG/ FGIC Insured	Aa2/AA-	1,031,110
	County of Kauai, Hawaii, 2005-Series
	A, Prerefunded to 08/01/15 @ 100
845,000	5.000%, 08/01/16 NPFG/ FGIC Insured	Aa2/BBB	954,182
1,080,000	5.000%, 08/01/17 NPFG/ FGIC Insured	Aa2/BBB	1,219,547
1,300,000	5.000%, 08/01/18 NPFG/ FGIC
	Insured	Aa2/BBB	1,467,973
890,000	5.000%, 08/01/19 NPFG/ FGIC Insured	Aa2/BBB	1,004,997
	County of Kauai, Hawaii, 2005-Series A,
	Unrefunded
715,000	5.000%, 08/01/16 NPFG/ FGIC Insured	Aa2/AA	802,216
930,000	5.000%, 08/01/17 NPFG/ FGIC Insured	Aa2/AA	1,039,824
760,000	5.000%, 08/01/18 NPFG/ FGIC Insured	Aa2/AA	850,197
510,000	5.000%, 08/01/19 NPFG/ FGIC Insured	Aa2/AA	568,854
	County of Kauai, Hawaii, Refunding,
	Series A
1,000,000	3.250%, 08/01/21	Aa2/AA	1,109,220
1,445,000	4.000%, 08/01/22	Aa2/AA	1,671,446
1,240,000	4.000%, 08/01/24	Aa2/AA	1,430,340
1,000,000	3.625%, 08/01/25	Aa2/AA	1,095,240
970,000	3.000%, 08/01/25	Aa2/AA	997,490
600,000	3.000%, 08/01/26	Aa2/AA	613,350
2,280,000	4.500%, 08/01/28	Aa2/AA	2,672,912
345,000	5.000%, 08/01/29	Aa2/AA	419,061

4 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2012 (unaudited)
Principal		Rating
Amount	General Obligation Bonds (continued)	Moody’s/S&P	Value

	County of Kauai, Hawaii, Series A,
	Prerefunded to 8/01/15 @100
$1,000,000	5.000%, 08/01/23 NPFG/ FGIC Insured	Aa2/AA	$1,129,210
1,555,000	5.000%, 08/01/24 NPFG/ FGIC Insured	Aa2/AA	1,755,922
1,500,000	5.000%, 08/01/25 NPFG/ FGIC Insured	Aa2/AA	1,648,305
1,000,000	5.000%, 08/01/28 NPFG/ FGIC Insured	Aa2/AA	1,129,210
1,000,000	5.000%, 08/01/29 NPFG/ FGIC Insured	Aa2/AA	1,129,210
	County of Maui, Hawaii
1,250,000	3.800%, 03/01/16 NPFG Insured	Aa1/AA+	1,342,788
1,105,000	5.000%, 03/01/19 NPFG Insured	Aa1/AA+	1,209,754
	County of Maui, Hawaii, Series A
1,165,000	4.375%, 07/01/19 NPFG Insured	Aa1/AA+	1,306,396
750,000	5.000%, 07/01/20 NPFG Insured	Aa1/AA+	857,595
	County of Maui, Hawaii, Refunding,
	2005 Series A
1,000,000	5.000%, 03/01/18 NPFG Insured	Aa1/AA+	1,098,830
	County of Maui, Hawaii, Refunding,
	Series B
3,950,000	4.000%, 06/01/19	Aa1/AA+	4,570,980
4,620,000	4.000%, 06/01/20	Aa1/AA+	5,333,513
2,385,000	4.000%, 06/01/21	Aa1/AA+	2,713,128
	Northern Mariana Islands, Hawaii,
	Prerefunded to 10/01/13 @100
500,000	6.750%, 10/01/33	B2/AA+	532,105
	State of Hawaii
6,285,000	5.000%, 05/01/19	Aa2/AA	7,664,558
	State of Hawaii, Prerefunded to
	05/01/18 @100
715,000	5.000%, 05/01/19	NR/NR**	882,889
	State of Hawaii
5,000,000	5.000%, 07/01/16 AMBAC Insured	Aa2/AA	5,630,050
	State of Hawaii Prerefunded 10/01/14
	@100
5,000,000	5.000%, 10/01/22 NPFG Insured	Aa2/AA	5,463,800
	State of Hawaii
2,330,000	6.000%, 12/01/12 NPFG/ FGIC Insured	Aa2/AA	2,351,785
	State of Hawaii, Series BZ
3,500,000	6.000%, 10/01/12 FGIC/ TCRS Insured	Aa2/AA	3,500,511

5 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2012 (unaudited)

Principal		Rating
Amount	General Obligation Bonds (continued)	Moody’s/S&P	Value

	State of Hawaii, Series CM
$3,000,000	6.500%, 12/01/15 NPFG/ FGIC Insured	Aa2/AA	$3,553,380
	State of Hawaii, Series DD Prerefunded
	5/01/14 @100
5,000,000	5.250%, 05/01/23 NPFG Insured	Aa2/AA	5,388,450
	State of Hawaii, Series DE
2,500,000	5.000%, 10/01/24 NPFG Insured	Aa2/AA	2,706,300
	State of Hawaii, Series DE, Prerefunded
	to 10/01/14 @100
750,000	5.000%, 10/01/17 NPFG Insured	Aa2/AA	819,570
240,000	5.000%, 10/01/21 NPFG Insured	Aa2/BBB	262,010
	State of Hawaii, Series DE, Unrefunded
	Portion
15,760,000	5.000%, 10/01/21 NPFG Insured	Aa2/AA	17,152,554
	State of Hawaii, Series DF
3,500,000	5.000%, 07/01/18 AMBAC Insured	Aa2/AA	3,942,050
10,510,000	5.000%, 07/01/24 AMBAC Insured	Aa2/AA	11,742,297
5,000,000	5.000%, 07/01/25 AMBAC Insured	Aa2/AA	5,574,650
	State of Hawaii, Series DF, Prerefunded
	to 07/01/15 @100
2,995,000	5.000%, 07/01/22 AMBAC Insured	Aa2/NR	3,370,633
3,390,000	5.000%, 07/01/23 AMBAC Insured	Aa2/NR	3,815,174
	State of Hawaii, Series DF, Unrefunded
	Portion
7,005,000	5.000%, 07/01/22 AMBAC Insured	Aa2/AA	7,846,721
1,610,000	5.000%, 07/01/23 AMBAC Insured	Aa2/AA	1,801,590
	State of Hawaii, Series DG, Refunding
2,000,000	5.000%, 07/01/17 AMBAC Insured	Aa2/AA	2,250,260
	State of Hawaii, Series DI
5,000,000	5.000%, 03/01/20 AGM Insured	Aa2/AA	5,699,750
2,750,000	5.000%, 03/01/21 AGM Insured	Aa2/AA	3,130,875
5,000,000	5.000%, 03/01/22 AGM Insured	Aa2/AA	5,681,650
	State of Hawaii, Series DJ
5,000,000	5.000%, 04/01/23 AMBAC Insured	Aa2/AA	5,872,050
	State of Hawaii, Series DJ
5,000,000	5.000%, 04/01/23 AGM - CR AMBAC
	Insured	Aa2/AA	5,872,050
	State of Hawaii, Series DN
1,000,000	5.250%, 08/01/25	Aa2/AA	1,224,130

6 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2012 (unaudited)

Principal		Rating
Amount	General Obligation Bonds (continued)	Moody’s/S&P	Value

	State of Hawaii, Series DQ
$10,000,000	5.000%, 06/01/23	Aa2/AA	$12,360,600
	State of Hawaii, Series DY, Refunding
5,765,000	5.000%, 02/01/20	Aa2/AA	7,187,341
	State of Hawaii, Series DZ
1,500,000	5.000%, 12/01/19	Aa2/AA	1,882,965
	State of Hawaii, Series DZ
1,000,000	5.000%, 12/01/23	Aa2/AA	1,254,720
7,500,000	5.000%, 12/01/26	Aa2/AA	9,240,525
5,000,000	5.000%, 12/01/28	Aa2/AA	6,095,400
10,575,000	5.000%, 12/01/29	Aa2/AA	12,833,503
8,500,000	5.000%, 12/01/30	Aa2/AA	10,284,235
1,500,000	5.000%, 12/01/31	Aa2/AA	1,805,295
	Total General Obligation Bonds		468,115,856

	Revenue Bonds (42.9%)

	ABAG Finance Authority for Nonprofit
	Corporations, California Revenue
	Jewish Home San Francisco, VRDO*,
	daily reset
9,700,000	0.180%, 11/15/35 Wells Fargo LOC	VMIG1/NR*	9,700,000
	City and County of Honolulu, Hawaii
	Board of Water Supply System
1,070,000	4.500%, 07/01/22 NPFG Insured	Aa2/AA	1,178,220
	City and County of Honolulu, Hawaii,
	Board of Water Supply System,
	Prerefunded to 07/01/16 @100
2,005,000	4.500%, 07/01/22 NPFG Insured	Aa2/BBB	2,302,121
	City and County of Honolulu, Hawaii
	Board of Water Supply Water System
5,000,000	5.000%, 07/01/26 NPFG Insured	Aa2/AA	5,627,000
	City and County of Honolulu, Hawaii
	Board of Water Supply System,
	Refunding Series A
4,525,000	4.500%, 07/01/24 NPFG Insured	Aa2/AA	4,965,373

7 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2012 (unaudited)

Principal		Rating
Amount	Revenue Bonds (continued)	Moody’s/S&P	Value

	City and County of Honolulu, Hawaii,
	Board of Water Supply System,
	Refunding Series A, Prerefunded to
	07/01/14 @100
$400,000	4.750%, 07/01/20 NPFG/ FGIC Insured	Aa2/AA	$430,724
	City and County of Honolulu, Hawaii,
	Board of Water Supply System,
	Refunding Series A
4,795,000	4.500%, 07/01/29	Aa2/NR***	5,565,652
4,955,000	4.500%, 07/01/30	Aa2/NR***	5,723,719
5,020,000	5.000%, 07/01/31	Aa2/NR***	6,027,062
3,040,000	5.000%, 07/01/32	Aa2/NR***	3,629,699
5,495,000	5.000%, 07/01/33	Aa2/NR***	6,524,653
	City and County of Honolulu, Hawaii
	Board of Water Supply Water System,
	Prerefunded to 07/01/14 @100
2,545,000	4.750%, 07/01/19 NPFG/ FGIC Insured	Aa2/AA	2,740,481
	City and County of Honolulu, Hawaii,
	Wastewater System
5,000,000	5.000%, 07/01/32 NPFG Insured	Aa3/AA-	5,458,950
	City and County of Honolulu, Hawaii
	Wastewater System, First Bond
	Resolution-Senior Series A
1,000,000	5.000%, 07/01/20	Aa2/AA	1,217,960
2,455,000	5.000%, 07/01/21	Aa2/AA	2,969,126
2,800,000	5.000%, 07/01/22	Aa2/AA	3,366,580
3,300,000	5.000%, 07/01/23	Aa2/AA	3,940,002
2,500,000	5.000%, 07/01/24	Aa2/AA	2,970,925
	City and County of Honolulu, Hawaii,
	Wastewater System, First Bond
	Resolution, Senior Series A
1,000,000	5.000%, 07/01/36 NPFG Insured	Aa2/AA	1,095,550
	City and County of Honolulu, Hawaii,
	Wastewater System, Senior First
	Bond Resolution - A
2,000,000	5.000%, 07/01/29(A)	Aa2/NR***	2,435,760
1,000,000	5.000%, 07/01/30(A)	Aa2/NR***	1,212,090
1,000,000	5.000%, 07/01/31(A)	Aa2/NR***	1,205,380
1,500,000	5.000%, 07/01/32(A)	Aa2/NR***	1,798,065

8 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2012 (unaudited)

Principal		Rating
Amount	Revenue Bonds (continued)	Moody’s/S&P	Value

	City and County of Honolulu, Hawaii,
	Wastewater System, Senior First
	Bond Resolution - A (continued)
$4,000,000	5.000%, 07/01/37(A)	Aa2/NR***	$4,678,800
2,500,000	5.000%, 07/01/42(A)	Aa2/NR***	2,908,175
	City and County of Honolulu, Hawaii,
	Wastewater System, Senior First Bond
	Resolution - B
2,000,000	4.000%, 07/01/28(A)	Aa2/NR***	2,210,560
3,000,000	4.000%, 07/01/30(A)	Aa2/NR***	3,283,620
	City and County of Honolulu, Hawaii,
	Wastewater System, Senior Series A
3,370,000	5.000%, 07/01/18 NPFG/ FGIC Insured	Aa2/AA	3,753,405
1,825,000	5.000%, 07/01/22 NPFG/ FGIC Insured	Aa2/AA	2,003,832
2,000,000	5.000%, 07/01/24 NPFG/ FGIC Insured	Aa2/AA	2,187,480
5,360,000	4.500%, 07/01/28	Aa2/NR***	6,192,622
4,480,000	4.500%, 07/01/30	Aa2/NR***	5,111,680
1,000,000	4.000%, 07/01/31	Aa2/NR***	1,088,420
2,000,000	5.250%, 07/01/36	Aa2/NR***	2,365,720
	City and County of Honolulu, Hawaii
	Wastewater System, Second Bond
	Resolution, Junior Series A
1,155,000	4.000%, 07/01/13	Aa3/AA-	1,187,363
1,000,000	4.000%, 07/01/14	Aa3/AA-	1,062,880
1,030,000	5.000%, 07/01/22	Aa3/AA-	1,220,457
	City and County of Honolulu, Hawaii
	Wastewater System, Second Bond
	Resolution, Junior Series A
7,400,000	4.500%, 07/01/27	Aa3/AA-	8,319,450
	City and County of Honolulu, Hawaii
	Wastewater System, Second Bond
	Resolution, Junior B-1 Remarket
	09/15/06
1,340,000	5.000%, 07/01/18 NPFG Insured	Aa3/AA-	1,539,151
1,935,000	5.000%, 07/01/19 NPFG Insured	Aa3/AA-	2,210,292
2,035,000	5.000%, 07/01/20 NPFG Insured	Aa3/AA-	2,310,865

9 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2012 (unaudited)

Principal		Rating
Amount	Revenue Bonds (continued)	Moody’s/S&P	Value

	Hawaii State Department of Budget and
	Finance, Special Purpose Revenue,
	Electric Co. & Subsidiaries
$2,000,000	4.800%, 01/01/25 FGIC Insured	Baa1/BBB-	$2,052,940
	Hawaii State Department of Budget and
	Finance, Special Purpose Revenue
	Linked Certificates (Kapiolani Health
	Care)
1,125,000	6.400%, 07/01/13	A3/A-	1,141,920
	Hawaii State Department of Budget and
	Finance, Special Purpose Revenue
	Refunding Queens Health System,
	Series A VRDO*, weekly reset
17,645,000	0.190%, 07/01/29 Bank of America
	LOC	VMIG1/A-1*	17,645,000
	Hawaii State Department of Budget and
	Finance, Special Purpose Revenue
	Refunding Queens Health System,
	Series B, VRDO* weekly reset
19,100,000	0.190%, 07/01/29 Bank of America
	LOC	VMIG1/A-1*	19,100,000
	Hawaii State Department of Budget and
	Finance, Special Purpose Revenue
	(Hawaiian Electric Company, Inc.),
	Series A
4,965,000	5.500%, 12/01/14 AMBAC Insured	Baa1/BBB-	4,976,072
	Hawaii State Department of Budget and
	Finance of the State of Hawaii Special
	Purpose Revenue (Hawaiian Electric
	Company, Inc. and Subsidiaries
	Projects), Series A-AMT
5,700,000	5.650%, 10/01/27 NPFG Insured	Baa2/BBB	5,764,068
	Hawaii State Department of Budget and
	Finance, Special Purpose Revenue
	(Hawaiian Electric Company, Inc., and
	Subsidiaries Projects), Series B-AMT
1,000,000	5.000%, 12/01/22 Syncora Guarantee,
	Inc. Insured	Baa1/BBB-	1,009,590

10 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2012 (unaudited)

Principal		Rating
Amount	Revenue Bonds (continued)	Moody’s/S&P	Value

	Hawaii State Department of Budget and
	Finance, Special Purpose Revenue
	(Wilcox Memorial Hospital Projects)
$1,145,000	5.350%, 07/01/18	A3/A-	$1,147,702
	Hawaii State Department of Budget and
	Finance, Special Purpose Senior Living
	Revenue, Kahala Nui
1,000,000	5.125%, 11/15/32	NR/NR*****	1,070,450
	Hawaii State Department of Hawaiian
	Home Lands
730,000	4.500%, 04/01/14	A1/NR****	760,478
500,000	5.000%, 04/01/15	A1/NR****	539,365
715,000	5.000%, 04/01/17	A1/NR****	807,750
1,000,000	5.500%, 04/01/20	A1/NR****	1,163,830
	Puerto Rico Commonwealth Highway
	& Transportation Authority, Series G,
	Prerefunded to 07/01/13 @100
840,000	5.250%, 07/01/15 FGIC Insured	Baa1/NR	871,147
	Puerto Rico Commonwealth Highway
	& Transportation Authority, Series G,
	Unrefunded Portion
160,000	5.250%, 07/01/15 FGIC Insured	Baa1/BBB	164,530
	Puerto Rico Electric Power Authority
	Power Revenue Bonds Series QQ
3,195,000	5.500%, 07/01/16 Syncora Guarantee,
	Inc. Insured	Baa1/BBB+	3,564,534
	Puerto Rico Electric Power Authority
	Power Revenue Series TT
5,000,000	5.000%, 07/01/26	Baa1/BBB+	5,249,100
	Puerto Rico Electric Power Authority
	Power Revenue, Refunding Series UU
1,000,000	4.250%, 07/01/13	Baa1/BBB+	1,025,550
	State of Hawaii Airport System Revenue
	Refunding, AMT
15,000,000	5.000%, 07/01/21	A2/A	17,543,250
5,000,000	5.000%, 07/01/22	A2/A	5,797,300
1,500,000	5.000%, 07/01/23	A2/A	1,721,715
3,000,000	5.000%, 07/01/24	A2/A	3,438,480

11 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2012 (unaudited)

Principal		Rating
Amount	Revenue Bonds (continued)	Moody’s/S&P	Value

	State of Hawaii Airport System Revenue
	Refunding, Series A
$2,000,000	4.000%, 07/01/20	A2/A	$2,270,240
1,150,000	5.250%, 07/01/21	A2/A	1,403,035
3,000,000	5.000%, 07/01/22	A2/A	3,578,550
1,000,000	5.250%, 07/01/23	A2/A	1,207,350
1,000,000	5.250%, 07/01/27	A2/A	1,184,760
1,000,000	5.250%, 07/01/28	A2/A	1,185,530
	State of Hawaii Harbor Capital
	Improvement, Series B-AMT
3,000,000	5.500%, 07/01/19 AMBAC Insured	NR/NR**	3,006,780
	State of Hawaii Harbor System, Series A
16,500,000	5.750%, 07/01/35	A2/A	19,614,045
4,000,000	5.625%, 07/01/40	A2/A	4,696,440
	State of Hawaii Harbor System, Series A
4,910,000	5.250%, 01/01/25 AGM Insured	Aa3/AA-	5,222,276
1,450,000	5.250%, 01/01/27 AGM Insured	Aa3/AA-	1,538,088
	State of Hawaii Harbor System,
	Series A-AMT
2,000,000	5.250%, 07/01/15 AGM Insured	Aa3/AA-	2,180,520
2,215,000	5.250%, 07/01/17 AGM Insured	Aa3/AA-	2,526,296
	State of Hawaii Highway Revenue
1,000,000	5.250%, 01/01/17	Aa2/AA+	1,188,090
1,000,000	5.250%, 01/01/18	Aa2/AA+	1,218,890
6,135,000	5.500%, 07/01/18	Aa2/AA+	7,660,713
5,220,000	6.000%, 01/01/23	Aa2/AA+	6,415,693
	State of Hawaii Highway Revenue,
	Series A
1,000,000	5.000%, 07/01/20 AGM Insured	Aa2/AA+	1,101,410
2,000,000	5.000%, 07/01/22 AGM Insured	Aa2/AA+	2,193,140
	State of Hawaii Highway Revenue,
	Series A
6,000,000	5.000%, 01/01/28	Aa2/AA+	7,253,040
4,100,000	5.000%, 01/01/29	Aa2/AA+	4,933,694
3,980,000	5.000%, 01/01/30	Aa2/AA+	4,767,523
3,040,000	5.000%, 01/01/32	Aa2/AA+	3,603,038
	State of Hawaii Highway Revenue,
	Series B
2,000,000	5.000%, 07/01/16 AGM Insured	Aa2/AA+	2,233,920

12 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2012 (unaudited)

Principal		Rating
Amount	Revenue Bonds (continued)	Moody’s/S&P	Value

	State of Hawaii Housing Finance and
	Development Corp., Iwilei
	Apartments, Series A
$2,000,000	3.750%, 01/01/31 FHLMC Insured	NR/AA+	$2,027,840
	State of Hawaii Housing Finance and
	Development Corp. Single Family
	Mortgage, Series A-AMT
2,010,000	5.300%, 07/01/22 FNMA Insured	Aaa/AA+	2,011,708
7,575,000	5.400%, 07/01/29 FNMA Insured	Aaa/AA+	7,578,030
175,000	5.750%, 07/01/30 FNMA Insured	Aaa/AA+	175,000
690,000	5.400%, 07/01/30 FNMA Insured	Aaa/AA+	690,228
	State of Hawaii Housing Finance and
	Development Corp. Single Family
	Mortgage, Series B
4,475,000	5.300%, 07/01/28 FNMA Insured	Aaa/AA+	4,476,656
	State of Hawaii Housing Finance and
	Development Corp. Single Family
	Mortgage, Series B
2,180,000	4.500%, 01/01/26 FNMA/GNMA
	Collateralized	Aaa/AA+	2,373,824
	State of Hawaii Housing Finance and
	Development Corp. Multifamily
	Revenue, Ko Oloa Ula Apartments,
	Series B, VRDO*
5,800,000	0.018%, 09/01/17	NR/A-1+*	5,800,000
	State of Hawaii Housing Finance and
	Development Corp. Multifamily
	Revenue, Kuhio Park Terrace, Series B
2,525,000	1.250%, 10/01/13 FHLMC Insured	NR/AA+	2,534,721
	University of Hawaii
5,000,000	5.000%, 07/15/21 NPFG Insured	Aa2/A+	5,720,600
	University of Hawaii
2,000,000	5.000%, 10/01/23 AGC-ICC MBIA	Aa2/AA-	2,239,860
	University of Hawaii, Series A
1,000,000	4.000%, 10/01/18	Aa2/A+	1,148,990
2,725,000	5.500%, 10/01/22	Aa2/A+	3,324,773
5,225,000	5.250%, 10/01/34	Aa2/A+	6,043,810

13 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2012 (unaudited)

Principal		Rating
Amount	Revenue Bonds (continued)	Moody’s/S&P	Value

	University of Hawaii, Series A-2
$1,000,000	4.000%, 10/01/14	Aa2/A+	$1,064,830
500,000	4.000%, 10/01/15	Aa2/A+	549,435
1,125,000	4.000%, 10/01/16	Aa2/A+	1,269,090
2,175,000	4.000%, 10/01/17	Aa2/A+	2,484,133
1,000,000	4.000%, 10/01/19	Aa2/A+	1,157,500
	University of Hawaii, Series B-2
1,500,000	4.000%, 10/01/14	Aa2/A+	1,597,245
	University of Hawaii Revenue
	Refunding, Series A
760,000	5.000%, 10/01/15	Aa2/A+	855,220
625,000	4.000%, 10/01/16	Aa2/A+	702,419
1,510,000	5.000%, 10/01/17	Aa2/A+	1,789,773
230,000	2.000%, 10/01/18	Aa2/A+	237,907
	University of Hawaii Revenue
	Refunding, Series A
1,000,000	4.500%, 07/15/23 NPFG Insured	Aa2/A+	1,107,190
4,840,000	4.500%, 07/15/25 NPFG Insured	Aa2/A+	5,349,410
	Total Revenue Bonds		388,767,888

	Total Investments (cost $791,178,625-
	note 4)	94.6%	856,883,744
	Other assets less liabilities	5.4	48,921,543
	NET ASSETS	100.0%	$905,805,287

*	Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

**
Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO” or “Credit Rating Agency”) has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

	Fitch Ratings:
	*** AA
	**** A
	***** BBB

(A)	Security purchased on a delayed delivery or when-issued basis.

14 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2012 (unaudited)
Percent of
Portfolio Distribution by Quality Rating	Portfolio †
Aaa or VMIG1 of Moody’s	8.1%
Prerefunded bonds †† / Escrowed to Maturity bonds	5.9
Aa of Moody’s or AA or S&P	74.7
A of Moody’s	8.1
Baa of Moody’s	2.9
Not rated**	0.3
100.0%

†	Calculated using the Moody’s rating unless otherwise noted.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS:
ABAG – Association of Bay Area Governments	FNMA – Federal National Mortgage Association
AGC – Assured Guaranty Insurance	GNMA – Government National Mortgage Association
AGM – Assured Guaranty Municipal Corp.	ICC – Insured Custody Certificate
AMBAC – American Municipal Bond Assurance Corporation	LOC – Letter of Credit
AMT – Alternative Minimum Tax	MBIA – Municipal Bond Investors Assurance
CR – Custodial Receipts	NPFG – National Public Finance Guarantee
ETM – Escrowed to Maturity	NR – Not Rated
FGIC – Financial Guaranty Insurance Co.	TCRS – Transferable Custodial Receipts
FHLMC – Federal Home Loan Mortgage Corporation	VRDO – Variable Rate Demand Obligation

See accompanying notes to financial statements.

15 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2012 (unaudited)

ASSETS
Investments at value (cost $791,178,625)	$856,883,744
Cash	59,243,924
Interest receivable	9,361,702
Receivable for Trust shares sold	931,775
Other assets	37,276
Total assets	926,458,421
LIABILITIES
Payable for investment securities purchased	19,489,360
Dividends payable	418,132
Payable for Trust shares redeemed	363,819
Adviser and Administrator fees payable	295,143
Distribution and service fees payable	33,587
Accrued expenses	53,093
Total liabilities	20,653,134
NET ASSETS	$905,805,287
Net Assets consist of:
Capital Stock – Authorized an unlimited number of shares,
par value $0.01 per share	$763,856
Additional paid-in capital	847,075,670
Net unrealized appreciation on investments (note 4)	65,705,119
Accumulated net realized loss on investments	(7,739,358)
	$905,805,287
CLASS A
Net Assets	$780,187,164
Capital shares outstanding	65,792,105
Net asset value and redemption price per share	$11.86
Maximum offering price per share (100/96 of $11.86
adjusted to nearest cent)	$12.35
CLASS C
Net Assets	$90,283,732
Capital shares outstanding	7,618,489
Net asset value and offering price per share	$11.85
Redemption price per share (*a charge of 1% is imposed
on the redemption proceeds of the shares, or on the
original price, whichever is lower, if redeemed during
the first 12 months after purchase)	$11.85	*
CLASS Y
Net Assets	$35,334,391
Capital shares outstanding	2,974,961
Net asset value, offering and redemption price per share	$11.88

See accompanying notes to financial statements.

16 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2012 (unaudited)

Investment Income:
Interest income		$14,858,433

Expenses:

Investment Adviser fees (note 3)	$618,534
Distribution and service fees (note 3)	1,192,304
Administrator fees (note 3)	1,148,712
Transfer and shareholder servicing agent fees	213,425
Trustees’ fees and expenses (note 8)	163,737
Legal fees (note 3)	144,708
Shareholders’ reports and proxy statements	38,725
Custodian fees (note 6)	27,035
Insurance	19,297
Registration fees and dues	19,057
Auditing and tax fees	17,247
Chief compliance officer services (note 3)	2,771
Miscellaneous	43,031
Total expenses	3,648,583

Expenses paid indirectly (note 6)	(6,744)
Net expenses		3,641,839
Net investment income		11,216,594

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities
transactions	341,829
Change in unrealized appreciation on
investments	16,104,597

Net realized and unrealized gain (loss)
on investments		16,446,426
Net change in net assets resulting from
operations		$27,663,020

See accompanying notes to financial statements.

17 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2012	Year Ended
	(unaudited)	March 31, 2012
OPERATIONS:
Net investment income	$11,216,594	$24,187,968
Net realized gain (loss) from securities
transactions	341,829	(50,508)
Change in unrealized appreciation on
investments	16,104,597	33,996,255
Net change in net assets resulting from
operations	27,663,020	58,133,715

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
Class A Shares:
Net investment income	(10,000,964)	(21,740,464)

Class C Shares:
Net investment income	(767,773)	(1,530,756)

Class Y Shares:
Net investment income	(447,857)	(916,748)
Change in net assets from distributions	(11,216,594)	(24,187,968)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	62,735,681	90,349,623
Reinvested dividends and distributions	6,585,071	13,903,128
Cost of shares redeemed	(40,016,528)	(80,159,760)
Change in net assets from capital share
transactions	29,304,224	24,092,991

Change in net assets	45,750,650	58,038,738

NET ASSETS:
Beginning of period	860,054,637	802,015,899

End of period	$905,805,287	$860,054,637

See accompanying notes to financial statements.

18 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2012 (unaudited)

1. Organization

     Hawaiian Tax-Free Trust (the “Trust”), a non-diversified, open-end investment company, was organized on May 7, 1984, as a Massachusetts business trust and commenced operations on February 20, 1985. The Trust is authorized to issue an unlimited number of shares and, from its inception to April 1, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. On July 21, 1998, the Trust established Class I Shares, which are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are generally valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

19 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2012 (unaudited)

b)
Fair value measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of September 30, 2012:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–
Level 2 – Other Significant Observable Inputs – Municipal Bonds*	856,883,744
Level 3 – Significant Unobservable Inputs	–
Total	$856,883,744

*See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued (see note 12).

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount and market discount.

e)
Federal income taxes: It is the policy of the Trust to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

20 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
 SEPTEMBER 30, 2012 (unaudited)

Management has reviewed the tax positions for each of the open tax years (2009-2011) or expected to be taken in the Trust’s 2012 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. There were no reclassifications for the year ended March 31, 2012.

i)
Accounting pronouncement: In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact this amendment may have on the Trust’s financial statements.

3. Fees and Related Party Transactions

a)	Management Arrangements (see note 12):

     The Asset Management Group of Bank of Hawaii (the “Adviser”), serves as Investment Adviser to the Trust. In this role, under an Investment Advisory Agreement, the Adviser supervises the Trust’s investments and provides various services to the Trust, for which it is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.14% of the Trust’s net assets.

21 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
 SEPTEMBER 30, 2012 (unaudited)

     Aquila Investment Management LLC (the “Administrator”), a wholly-owned subsidiary of Aquila Management Corporation, the Trust’s founder and sponsor, serves as the Administrator for the Trust under an Administration Agreement with the Trust. Under this Agreement, the Administrator provides all administrative services to the Trust, other thanthose relating to the management of the Trust’s investments. These include providing the office of the Trust and all related services as well as overseeing the activities of all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Administrator is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.26% of the Trust’s net assets.

     The Adviser and the Administrator each agree that the above fees shall be reduced, but not below zero, by an amount equal to its pro-rata portion (based on aggregate fees of the Adviser and the Administrator) of the amount, if any, by which the total expenses of the Trust in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Trust plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Trust’s total annual investment income. The payment of the above fees at the end of any month will be reduced or postponed so that at no time will there be any accrued but unpaid liability under this expense limitation. No such reduction in fees was required during the six months ended September 30, 2012.

     Under a Compliance Agreement with the Administrator, the Administrator is additionally compensated by the Trust for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

b)	Distribution and Service Fees:

     The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (the “Distributor”), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust’s shares or servicing of shareholder accounts. The Trust makes payment of this distribution fee at the annual rate of 0.20% of the Trust’s average net assets represented by Class A Shares. For the six months ended September 30, 2012, service fees on Class A Shares amounted to $766,535 of which the Distributor retained $31,657.

     Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust’s average net assets represented by Class C Shares and for the six months ended September 30, 2012, amounted to $319,327. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust’s average net assets represented by Class C Shares and for the six months ended September 30, 2012, amounted to $106,442. The total of these payments made with respect to Class C Shares amounted to $425,769 of which the Distributor retained $83,712.

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HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
 SEPTEMBER 30, 2012 (unaudited)

     Specific details about the Plans are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Trust’s shares are sold primarily through the facilities of these intermediaries having offices within Hawaii, with the bulk of any sales commissions inuring to such intermediaries. For the six months ended September 30, 2012, total commissions on sales of Class A Shares amounted to $936,133, of which the Distributor received $84,303.

4. Purchases and Sales of Securities

     During the six months ended September 30, 2012, purchases of securities and proceeds from the sales of securities aggregated $49,067,159 and $52,498,006, respectively.

     At September 30, 2012, the aggregate tax cost for all securities was $791,178,625. At September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $65,711,268 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $6,149 for a net unrealized appreciation of $65,705,119.

5. Portfolio Orientation

     Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers’ ability to meet their obligations.

6. Expenses

     The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

23 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
 SEPTEMBER 30, 2012 (unaudited)

7. Capital Share Transactions

Transactions in Capital Shares of the Trust were as follows:

	Six Months Ended September 30, 2012		Year Ended
	(unaudited)		March 31, 2012
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	3,419,906	$40,256,467	5,423,031	$62,347,841
Reinvested distributions	512,615	6,038,221	1,119,444	12,867,112
Cost of shares redeemed	(2,657,908)	(31,286,862)	(5,465,549)	(62,839,258)
Net change	1,274,613	15,007,826	(1,076,925)	12,375,695
Class C Shares:
Proceeds from shares sold	1,393,852	16,390,816	1,775,231	20,457,564
Reinvested distributions	39,023	459,615	71,994	826,961
Cost of shares redeemed	(612,716)	(7,202,499)	(876,100)	(10,069,099)
Net change	820,159	9,647,932	971,125	11,251,426)
Class Y Shares:
Proceeds from shares sold	515,695	6,088,398	654,079	7,544,218
Reinvested distributions	7,392	87,235	18,147	209,055
Cost of shares redeemed	(129,769)	(1,527,167)	(631,540)	(7,251,403)
Net change	393,318	4,648,466	40,686	501,870
Total transactions in Trust
shares	2,488,090	$29,304,224	2,088,737	$24,092,991

8. Trustees’ Fees and Expenses

     At September 30, 2012 there were 7 Trustees, one of whom is affiliated with the Administrator and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended September 30, 2012 was $131,951. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual and Outreach Meetings of Shareholders. For the six months ended September 30, 2012, such meeting-related expenses amounted to $31,786.

9. Securities Traded on a When-Issued Basis

     The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

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HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
 SEPTEMBER 30, 2012 (unaudited)

10. Income Tax Information and Distributions

     The Trust declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

     The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Hawaii income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust’s net investment income, and/or net realized securities gains. Further, a portion of the dividends and distributions may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax. As a result of the passage of the Regulated Investment Company Act of 2010 (“the Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized before capital losses incurred prior to the enactment of the Act. At March 31, 2012 the Trust had a capital loss carryover of $8,081,187, of which $2,273,607 expires in 2015, $1,251,412 expires in 2016, $1,198,556 expires in 2017, $3,244,561 expires in 2018, $62,543 expires in 2019 and $50,508 which has no expiration and retains its character as long-term. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code.

     The tax character of distributions:

	Year Ended March 31,
	2012	2011
Net tax-exempt income	$24,124,030	$25,459,392
Ordinary income	63,938	68,837
Long-term capital gain	–	–
	$24,187,968	$25,528,229

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HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
 SEPTEMBER 30, 2012 (unaudited)

     As of March 31, 2012, the components of distributable earnings on a tax basis were as follows:

Unrealized appreciation	$49,600,522
Undistributed tax-exempt income	363,643
Other accumulated losses	(8,081,187)
Other temporary differences	(363,643)
$41,519,335

     The difference between book basis and tax basis undistributed income is due to the timing difference in recognizing dividends paid.

11. Ongoing Development

     Beginning in December 2007, the three major rating agencies (Standard & Poor’s, Moody’s and Fitch) downgraded or eliminated ratings of the municipal bond insurance companies due to loss of capital from investments in subprime mortgages. Only a few insurers are now deemed to be investment grade. Thus, while certain bonds have insurance, some are no longer rated based upon the ratings of their insurers. Furthermore, because the ability of many of the Trust’s insurers to pay claims has been downgraded, the protection of such insurance has been diminished, and there is no assurance that some of them may be relied upon for payment.

12. Subsequent Event

     On October 27, 2012, the Trust held a Special Meeting of Shareholders at which time shareholders approved an Amended and Restated Investment Advisory Agreement. Under the new agreement,

●
the fee payable by the Trust to the Adviser has been increased (effectiveNovember1, 2012) to 0.23% of the Trust’s net asset value on assets up to and including $875 million; 0.17% of the Trust’s net asset value on assets between $875 million and $1.5 billion; and 0.155% of the Trust’s net asset value on assets over $1.5 billion;

●	a fee reduction provision (which called for a reduction of the advisory fee if theTrust’s expenses exceeded a certain amount in any fiscal year) has been removed;

●	and the Advisor no longer has the responsibility to pay for the Fund Accounting expenses.

     Upon shareholder approval of the Amended and Restated Investment Advisory Agreement, the Administrator entered into a previously agreed upon Amended and Restated Administration Agreement. Under the new Agreement, the Administrator’s fee has been reduced to the annual rate of 0.22% of the Trust’s net asset value (also effective November 1, 2012).

     Detailed information is provided in the proxy statement which is available at http://www.aquilafunds.com/Download/HTFT/Proxy.pdf.

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HAWAIIAN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

			Class A
	Six Months
	Ended
	9/30/12		Year Ended March 31,
	(unaudited)		2012	2011	2010	2009	2008
Net asset value, beginning of period	$11.64		$11.17	$11.34	$11.21	$11.15	$11.33
Income (loss) from investment operations:
Net investment income(1)	0.15		0.34	0.36	0.36	0.42	0.46
Net gain (loss) on securities (both
realized and unrealized)	0.22		0.47	(0.17)	0.13	0.06	(0.18)
Total from investment operations	0.37		0.81	0.19	0.49	0.48	0.28
Less distributions (note 10):
Dividends from net investment income.	(0.15)		(0.34)	(0.36)	(0.36)	(0.42)	(0.46)
Distributions from capital gains	–		–	–	–	–	–
Total distributions	(0.15)		(0.34)	(0.36)	(0.36)	(0.42)	(0.46)
Net asset value, end of period	$11.86		$11.64	$11.17	$11.34	$11.21	$11.15
Total return (not reflecting sales charge).	3.23	%(2)	7.34%	1.69%	4.44%	4.43%	2.49%
Ratios/supplemental data
Net assets, end of period (in millions)	$780		$751	$709	$705	$656	$636
Ratio of expenses to average net assets	0.75	%(3)	0 74%	0.74%	0.74%	0.75%	0.75%
Ratio of net investment income to
average net assets	2.60	%(3)	2.97%	3.19%	3.19%	3.80%	4.06%
Portfolio turnover rate	6	%(2)	20%	7%	13%	10%	18%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets.	0.75	%(3)	0.74%	0.74%	0.74%	0.74%	0.75%
___________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.

See accompanying notes to financial statements.

27 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

			Class C
	Six Months
	Ended
	9/30/12		Year Ended March 31,
	(unaudited)		2012	2011	2010	2009	2008
Net asset value, beginning of period	$11.63		$11.16	$11.34	$11.20	$11.14	$11.33
Income (loss) from investment operations:
Net investment income(1)	0.11		0.25	0.27	0.27	0.33	0.37
Net gain (loss) on securities (both
realized and unrealized)	0.22		0.47	(0.18)	0.14	0.06	(0.19)
Total from investment operations	0.33		0.72	0.09	0.41	0.39	0.18
Less distributions (note 10):
Dividends from net investment income.	(0.11)		(0.25)	(0.27)	(0.27)	(0.33)	(0.37)
Distributions from capital gains	–		–	–	–	–	–
Total distributions	(0.11)		(0.25)	(0.27)	(0.27)	(0.33)	(0.37)
Net asset value, end of period	$11.85		$11.63	$11.16	$11.34	$11.20	$11.14
Total return (not reflecting CDSC)	2.82	%(2)	6.49%	0.79%	3.70%	3.60%	1.59%
Ratios/supplemental data
Net assets, end of period (in millions)	$90		$79	$65	$52	$34	$30
Ratio of expenses to average net assets	1.55	%(3)	1.54%	1.54%	1.54%	1.55%	1.55%
Ratio of net investment income to
average net assets	1.80	%(3)	2.15%	2.38%	2.37%	2.99%	3.26%
Portfolio turnover rate	6	%(2)	20%	7%	13%	10%	18%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets.	1.55	%(3)	1.54%	1.54%	1.54%	1.54%	1.55%
___________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.

See accompanying notes to financial statements.

28 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

			Class Y
	Six Months
	Ended
	9/30/12		Year Ended March 31,
	(unaudited)		2012	2011	2010	2009	2008
Net asset value, beginning of period	$11.66		$11.19	$11.36	$11.23	$11.17	$11.35
Income (loss) from investment operations:
Net investment income(1)	0.17		0.36	0.38	0.39	0.44	0.48
Net gain (loss) on securities (both
realized and unrealized)	0.22		0.47	(0.16)	0.13	0.06	(0.18)
Total from investment operations	0.39		0.83	0.22	0.52	0.50	0.30
Less distributions (note 10):
Dividends from net investment income.	(0.17)		(0.36)	(0.39)	(0.39)	(0.44)	(0.48)
Distributions from capital gains	–		–	–	–	–	–
Total distributions	(0.17)		(0.36)	(0.39)	(0.39)	(0.44)	(0.48)
Net asset value, end of period	$11.88		$11.66	$11.19	$11.36	$11.23	$11.17
Total return	3.32	%(2)	7.55%	1.89%	4.65%	4.64%	2.70%
Ratios/supplemental data
Net assets, end of period (in millions)	$35		$30	$28	$33	$30	$28
Ratio of expenses to average net assets	0.55	%(3)	0.54%	0.54%	0.54%	0.55%	0.55%
Ratio of net investment income to
average net assets	2.79	%(3)	3.17%	3.38%	3.39%	4.00%	4.26%
Portfolio turnover rate	6	%(2)	20%	7%	13%	10%	18%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets.	0.55	%(3)	0.54%	0.54%	0.54%	0.54%	0.55%
___________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.

See accompanying notes to financial statements.

29 | Hawaiian Tax-Free Trust

Analysis of Expenses (unaudited)

     As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on April 1, 2012 and held for the six months ended September 30, 2012.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Six months ended September 30, 2012

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	3.23%	$1,000.00	$1,032.30	$3.82
Class C	2.82%	$1,000.00	$1,028.20	$7.88
Class Y	3.32%	$1,000.00	$1,033.20	$2.80

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable CDSC with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.75%, 1.55% and 0.55% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

30 | Hawaiian Tax-Free Trust

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, with respect to Class A shares. The example does not reflect the deduction of CDSC with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended September 30, 2012

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,021.31	$3.80
Class C	5.00%	$1,000.00	$1,017.30	$7.84
Class Y	5.00%	$1,000.00	$1,022.31	$2.79

(1)
Expenses are equal to the annualized expense ratio of 0.75%, 1.55% and 0.55% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

31 | Hawaiian Tax-Free Trust

Additional Information (unaudited)

Renewal of the Investment Advisory Agreement

     Asset Management Group of Bank of Hawaii (the “Adviser”) serves as the investment adviser to the Trust pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). In order for the Adviser to remain the investment adviser of the Trust, the Trustees of the Trust must determine annually whether to renew the Advisory Agreement for the Trust.

     Contract review materials were provided to the Trustees in May 2012. In addition, the Trustees took into account the information related to the Trust provided to the Trustees at each regularly scheduled meeting.

     At a meeting held in June, 2012, based on their evaluation of the information provided by the Adviser and Administrator, the Trustees of the Trust, including the independent Trustees voting separately, unanimously approved the renewal of the Advisory Agreement until June 30, 2013. In considering the renewal of the Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement.

The nature, extent, and quality of the services provided by the Adviser.

     The Trustees considered the nature, extent and quality of the services that had been provided by the Adviser to the Trust, taking into account the investment objectives and strategies of the Trust. The Trustees reviewed the terms of the Advisory Agreement. The Trustees also reviewed the Adviser’s investment approach for the Trust and its research process. The Trustees considered the personnel of the Adviser who provide investment management services to the Trust. The Adviser has employed Mr. Stephen K. Rodgers, Ms. Janet Katakura and Mr. Denis Massey as the portfolio management team for the Trust and has provided facilities for credit analysis of the Trust’s portfolio securities. The portfolio management team, based in Honolulu, has provided local information regarding specific holdings in the Trust’s portfolio, a particular advantage as to holdings with less than the highest ratings from the rating agencies.

     The Trustees considered that the Adviser had provided all portfolio management services to the Trust that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Trust, given that it seeks to provide shareholders with as high a level of current income exempt from Hawaii state and regular Federal income taxes as is consistent with preservation of capital.

     Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Adviser to the Trust were satisfactory and consistent with the terms of the Advisory Agreement.

32 | Hawaiian Tax-Free Trust

The investment performance of the Trust and the Adviser.

     The Trustees reviewed each aspect of the Trust’s performance and compared its performance with that of its competitors, its peer group (i.e., Morningstar single-state intermediate tax-free municipal bond funds) and its benchmark index, the Barclays Capital Quality Intermediate Municipal Bond Index. It was noted that the materials provided indicated that the Trust had investment performance that generally lagged that of its competitors, peer group and benchmark index. The Trustees considered the differences between the Fund’s portfolio and the portfolios of its competitors and peer group and the benchmark index. The Trustees discussed the Trust’s performance record with the Adviser and considered the Adviser’s view that the Trust’s performance, as compared to its competitors, peer group and benchmark index, was explained in part by the Trust’s generally higher-quality portfolio and the Adviser’s long-standing emphasis on minimizing risk. The Trustees observed that the Trust’s Sharpe and Treynor ratios, which measure risk-adjusted return, generally were more favorable than those of its in-state competitors. The Trustees noted that, unlike the Trust’s returns, the performance of the benchmark index did not reflect any fees or expenses. The Trustees agreed that they would continue to closely monitor the performance of the Trust.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Trust.

     The information provided in connection with renewal contained advisory fee and expense data for the Trust and its competitors as well as data for its peer group, including data for all such front-end sales charge funds of a comparable asset size. The materials also showed the profitability to the Adviser of its services to the Trust.

     The Trustees compared the advisory fee and expense data with respect to the Trust to similar data about other funds that they found to be relevant. It was noted that there was a very limited number of local competitors and, accordingly, more weight was given to the comparative expense and fee data of the Trust’s Morningstar peer group. It also was noted that the Adviser had requested an increase in its advisory fee and that the Trustees are considering that request. The Board concluded that the expenses of the Trust were reasonable as compared to those being paid by single-state tax-free municipal bond funds nationwide, and by the Trust’s local competitors.

     The Trustees considered information regarding the profitability of the Adviser with respect to the services provided by the Adviser to the Trust, including the methodology used by the Adviser in allocating certain of its costs to the portfolio management of the Trust.

     The Trustees concluded that profitability to the Adviser with respect to the services provided to the Trust did not argue against approval of the fees to be paid under the Advisory Agreement.

The extent to which economies of scale would be realized as the Trust grows.

     The Trustees considered the extent to which the Adviser may realize economies of scale or other efficiencies in managing the Trust. Data provided to the Trustees showed that the Trust’s asset size had moderately increased during the past fiscal year despite initially declining due to the turmoil in the municipal bond market. It was noted that as assets increase, certain fixed costs may be spread across a larger asset base, and it was noted that any economies of scale or other efficiencies might be realized (if at all) across a variety of products and services and not only in respect of the Trust. The Trustees considered that the materials indicated that the Trust’s fees are already generally lower than those of its peers, including those with breakpoints. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

33 | Hawaiian Tax-Free Trust

Benefits derived or to be derived by the Adviser and its affiliates from the relationship with the Trust.

     The Trustees observed that, as is generally true of most fund complexes, the Adviser, by providing services to other funds and accounts including the Trust, was able to spread costs as it would otherwise be unable to do. The Trustees noted that while that produces efficiencies and increased profitability for the Adviser, it also makes their services available to the Trust at favorable levels of quality and cost which are more advantageous to the Trust than would otherwise have been possible.

Renewal of an Amended and Restated Investment Advisory Agreement

     At a telephonic meeting held on July 19, 2012, the Trustees, including all of the non-interested Trustees, approved an Amended and Restated Advisory Agreement (the “Amended Agreement”) for the Trust and recommended that the Trust’s shareholders approve the Amended Agreement. The Board of Trustees ratified these actions at an in-person meeting held on October 26, 2012. At a Special Meeting of Shareholders held on October 27, 2012, shareholders approved the Amended Agreement. Under the Amended Agreement, the advisory fee payable by the Trust will increase to 0.23% of the Trust’s net asset value on assets up to and including $875 million; 0.17% of the Trust’s net asset value on assets between $875 million and $1.5 billion; and 0.155% of the Trust’s net asset value on assets over $1.5 billion. The various factors considered by the Trustees in approving the Amended Agreement will be described in the Annual Report for the Trust for its fiscal year ended March 31, 2013.

34 | Hawaiian Tax-Free Trust

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Trust’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Trust policies, the Administrator publicly discloses the complete schedule of the Trust’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Trust’s portfolio holdings schedule for the most recently completed period by visiting the Trust’s website at www.aquilafunds.com. The Trust may also disclose other portfolio holdings as of a specified date (currently the Trust discloses its five largest holdings and/or sector holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Trust’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds. com or call us at 1-800-437-1020.

     The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarter ends of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     The Trust does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2012 with respect to which the Trust was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No current action on the part of shareholders is required.

     For the fiscal year ended March 31, 2012, $24,124,030 of dividends paid by Hawaiian Tax-Free Trust, constituting 99.7% of total dividends paid during fiscal 2012, were exempt-interest dividends, exempt from regular Federal income tax and Hawaii state income tax; and the balance was ordinary dividend income.

     Prior to February 15, 2013, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2012 calendar year.

35 | Hawaiian Tax-Free Trust

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Founders
     Lacy B. Herrmann (1929-2012)
Aquila Management Corporation, Sponsor

Administrator
AQUILA INVESTMENT MANAGEMENT LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

Investment Adviser
ASSET MANAGEMENT GROUP of
BANK of HAWAII
130 Merchant Street, Suite 370
Honolulu, Hawaii 96813

Board of Trustees
     Theodore T. Mason, Chair
Diana P. Herrmann, Vice Chair
Stanley W. Hong
Richard L. Humphreys
Bert A. Kobayashi, Jr.
Glenn P. O’Flaherty
Russell K. Okata

Officers
     Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President and Secretary
Marie E. Aro, Senior Vice President
Sherri Foster, Senior Vice President
Paul G. O’Brien, Senior Vice President
Stephen J. Caridi, Vice President
Randall S. Fillmore, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer

Distributor
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

Transfer and Shareholder Servicing Agent
     BNY MELLON
4400 Computer Drive
Westborough, Massachusetts 01581

Custodian
     JPMORGAN CHASE BANK, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240

Further information is contained in the Prospectus,
which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled.  The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.  A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b)  There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

  (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of1940.

  (b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of
1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
Vice Chair, President and Trustee December 7, 2012

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer December 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann Vice Chair, President and Trustee December 7, 2012

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer December 7, 2012

HAWAIIAN TAX-FREE TRUST

EXHIBIT INDEX

(a)(2)Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.